CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ 13,047,584	$ 16,649,176	$ (221,090,508)
Other comprehensive income:
Foreign currency translation adjustments	(11,286,150)	(3,662,013)	5,543,033
Total other comprehensive income	(11,286,150)	(3,662,013)	5,543,033
Comprehensive (loss) income	1,761,434	$ 12,987,163	(215,547,475)
Comprehensive (loss) income attributable to noncontrolling interest	61,415		(148,752,181)
Comprehensive (loss) income attributable to Daqo New Energy Corp. shareholders	$ 1,700,019	$ 12,987,163	$ (66,795,294)